John Hancock Fundamental Large Cap Core Fund Average Annual Total Returns - Class A C I R2 R4 R5 R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.44%	10.17%	11.65%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.75%	7.95%	9.86%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.53%	7.77%	9.20%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	8.16%	10.47%	11.38%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	10.20%	11.58%	12.50%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	9.81%	11.18%	12.08%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	10.05%	11.42%	12.34%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	10.26%	11.64%	12.57%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	10.32%	11.70%	12.63%